Consolidated Statements of Cash Flow - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016
Cash flows from operating activities
Net loss from continuing operations	$ (315,602)	$ (397,008)	$ (10,110,147)	$ (11,007,799)
Issuance of common stocks for compensation		3,376
Income taxes paid		(830)
Adjustments to reconcile net loss to net cash used by operating activities:
Issuance of common stock for compensation and recapitalization				1,295,324
Change in operating assets and liabilities:
(Increase) decrease in prepayment		3,815	3,815
(Decrease) increase in other payable	300,000		(300,000)	(300,000)
(Decrease) increase in due to related party	22,517	(650,000)	9,977,483	6,477,483
Increase in accounts payable		(17,540)		18,370
Increase (decrease) in accrued expenses		41,060		38,100
Increase in deposit	(3,815)
Decrease (increase) in prepayment	(3,815)			3,815
Net cash used in operating activities	(715)	(1,017,127)	(428,849)	(3,474,707)
Cash flows from investing activities
Net cash provided by (used in) investing activities
Cash flows from financing activities
(Decrease) increase in due to shareholder	46,586		(43,342)	(46,586)
Borrowings from related party		950,000
Proceeds from subscription receivable			350,000	350,000
Proceeds from issuance of shares	948,959			2,350,000
Net cash provided by financing activities	995,545	950,000	306,658	2,653,414
Effect of Exchange Rates On Cash
Net decrease in cash	994,830	(67,127)	(122,191)	(821,293)
Cash, beginning of period		173,537	994,830	994,830
Cash, end of period	994,830	106,410	872,639	173,537
Supplemental disclosure of cash flow information
Prepayment
Supplemental disclosure of cash flow information
Interest paid
Income taxes paid		$ 830